NOTES PAYABLE (Details Narrative)																																																									3 Months Ended					6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 24, 2021 USD ($) shares	May 11, 2021	Apr. 02, 2021 USD ($)	Feb. 05, 2021 USD ($) shares	Feb. 04, 2021 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 18, 2020 USD ($)	Dec. 18, 2020 USD ($)	Dec. 18, 2020 USD ($) Days	Dec. 18, 2020 USD ($) Integer	Nov. 10, 2020 USD ($)	Nov. 10, 2020 USD ($)	Nov. 10, 2020 USD ($) Days	Nov. 10, 2020 USD ($) Integer	Oct. 14, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($)	Sep. 10, 2020 USD ($)	Sep. 10, 2020 USD ($) Days	Sep. 10, 2020 USD ($) Integer	Aug. 17, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($)	Jul. 15, 2020 USD ($)	Jul. 15, 2020 USD ($) Days	Jul. 15, 2020 USD ($) Integer	Jul. 06, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($)	Mar. 17, 2020 shares	Feb. 19, 2020 USD ($)	Feb. 19, 2020 USD ($)	Feb. 19, 2020 USD ($) Days	Feb. 19, 2020 USD ($) Integer	Feb. 04, 2020 shares	Feb. 03, 2020 shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 shares	Oct. 30, 2019 USD ($)	Oct. 30, 2019 USD ($)	Oct. 30, 2019 USD ($) Days	Oct. 30, 2019 USD ($) Integer	Apr. 09, 2019 USD ($)	Feb. 13, 2019 USD ($) Integer	Jan. 08, 2019	Jan. 08, 2019 USD ($)	Jan. 08, 2019	Jan. 08, 2019 Days	Jan. 08, 2019 Integer	Nov. 06, 2017 USD ($)	May 24, 2017 USD ($)	May 24, 2017 USD ($) Days	May 24, 2017 USD ($) Integer	May 05, 2017 USD ($)	May 05, 2017 USD ($) Days	May 05, 2017 USD ($) Integer	Sep. 11, 2015 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 11, 2020 USD ($)	Jan. 08, 2020 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Debt Instrument [Line Items]
Short-term note payable	$ 2,470,118							$ 2,442,154																																																	$ 2,470,118		$ 2,442,154			$ 2,470,118	$ 2,442,154	$ 2,442,154	$ 2,442,154	$ 2,386,234
Shares issued | shares																																					300,000,000
Common stock, par value | $ / shares	$ 0.001							$ 0.001																																																	$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Debt realized gain (loss)																																																													$ 22,221
Debt unamortized debt discount								$ 170,438																																																			$ 170,438				$ 170,438	$ 170,438	$ 170,438	$ 80,647
Debt converted in stock, shares | shares																																																																3,701,463
Payroll Protection Loan [Member]
Debt Instrument [Line Items]
Debt interest rate						1.00%																						1.00%
Loans payable						$ 89,200																						$ 110,700
Debt maturity date						Feb. 04, 2023																						May 04, 2022
Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate									11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%																																		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Debt maturity date									Dec. 18, 2021				Nov. 10, 2021
Convertible note payable									$ 83,500	$ 83,500	$ 83,500	$ 83,500	$ 53,000	$ 53,000	$ 53,000	$ 53,000																																		$ 32,000	$ 32,000	$ 32,000	$ 78,000	$ 78,000	$ 78,000
Debt conversion percentage										65.00%				65.00%																																				58.00%			61.00%
Debt trading days											15	15			15	15																																			15	15		15	15
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																														12.00%	12.00%	12.00%	12.00%					12.00%	12.00%	12.00%	12.00%		12.00%																									12.00%
Debt maturity date																														Feb. 19, 2021								Oct. 30, 2020				Apr. 09, 2020	Feb. 13, 2020	Jan. 08, 2021
Convertible note payable																														$ 53,000	$ 53,000	$ 53,000	$ 53,000					$ 103,000	$ 103,000	$ 103,000	$ 103,000	$ 53,000	$ 138,000																									$ 103,000
Debt conversion percentage																															65.00%								65.00%				65.00%			65.00%
Debt trading days																																15	15							15	15		15				15	15
Fair value of convertible feature																																													$ 87,560
Debt discount																																													$ 87,560
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																							12.00%	12.00%	12.00%	12.00%
Debt maturity date																							Jul. 15, 2021
Convertible note payable																							$ 128,000	$ 128,000	$ 128,000	$ 128,000
Debt conversion percentage																								65.00%
Debt trading days																									15	15
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																		11.00%	11.00%	11.00%	11.00%
Debt maturity date																		Jul. 15, 2021
Convertible note payable																		$ 63,000	$ 63,000	$ 63,000	$ 63,000
Debt conversion percentage																			65.00%
Debt trading days																				15	15
Debt discount																																																															7,000
Debt unamortized debt discount																																																																			$ 56,000
Heat Recovery Solutions [Member]
Debt Instrument [Line Items]
Short-term note payable																																																								$ 1,200,000													$ 200,000
Debt interest rate																																																								2.66%
Debt principal amount																																																								$ 1,400,000
Pension liability																																																								100,000
Total liability in connection with acquisition.																																																								$ 1,500,000
Debt payment description																																																								(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly instalments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																																																	14.00%
Convertible note payable	91,600							91,600																																																	91,600		91,600			91,600	91,600	$ 91,600	91,600
Debt principal payments of debt																																																	$ 116,600
Debt Instrument, Maturity Date, Description																																																	February 21st of 2018
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt interest rate																																																	14.00%
Convertible note payable	95,685							95,685																																																	95,685		95,685			95,685	95,685	95,685	95,685
Debt principal payments of debt																																																	$ 95,685
Debt Instrument, Maturity Date, Description																																																	February 26th, 2018
MGW Investment I Limited [Member]
Debt Instrument [Line Items]
Debt maturity date			Oct. 08, 2023
Debt converted in stock, shares | shares		25,000,000
Debt converted in stock, amount		$ 75,000
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Debt Instrument [Line Items]
Short-term note payable	1,232,293							1,680,350																																																	1,232,293		1,680,350			1,232,293	1,680,350	1,680,350	1,680,350	$ 1,718,760
Debt interest rate																																																																						2.50%
Financing Agreement [Member] | DHN Capital LLC [Member]
Debt Instrument [Line Items]
Accrued fees				$ 275,000.00
Accrual rate				2.25%
Financing Agreement [Member] | DHN Capital LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum monthly payment				$ 50,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares					1,100,000		697,861
Cashless warrants					$ 44,000		$ 27,914
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares							697,861
Cashless warrants							$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Debt Instrument [Line Items]
Accrued interest	6,429							6,429																																																									6,429
Debt principal amount	$ 164,800							$ 164,800																																																	164,800		164,800			164,800	164,800	164,800	164,800
Debt converted in stock, shares | shares	14,035,202							14,035,202
Debt converted in stock, amount	$ 171,229							$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares							697,861
Cashless warrants							$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																						$ 0.001					$ 0.001
Debt interest rate																						8.00%					8.00%
Debt principal amount																						$ 103,000					$ 164,800
Debt principal payments of debt																						19,211
Debt discount																						$ 17,861																																					3,234			14,627
Warrants to purchase | shares																						1,500,000					1,500,000
Restricted shares of common stock | shares																						1,000,000					1,000,000
Debt unamortized debt discount	0							14,267														$ 3,000					$ 4,800																														0		14,267			0	14,267	14,267	14,267
Debt conversion price | $ / shares																						$ 0.02					$ 0.02
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																											$ 0.001
Debt interest rate																						8.00%					8.00%
Debt principal amount																						$ 103,000					$ 164,800
Debt principal payments of debt																						19,211					19,211
Debt discount																						$ 3,000					$ 17,861																																3,234	$ 3,234		14,627
Warrants to purchase | shares																											1,500,000
Restricted shares of common stock | shares																						1,000,000					1,000,000
Debt unamortized debt discount	0							14,267														$ 17,861					$ 4,800																														0		14,267	$ 14,267		0	14,267	14,267	14,267
Debt conversion price | $ / shares																						$ 0.02					$ 0.02
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																	$ 0.001
Debt interest rate																	8.00%
Debt principal amount																	$ 168,000
Debt principal payments of debt																	24,282
Debt discount																	$ 24,282
Warrants to purchase | shares																	1,500,000
Restricted shares of common stock | shares																	1,250,000
Debt unamortized debt discount																	$ 8,000
Debt conversion price | $ / shares																	$ 0.02
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																	$ 0.001					$ 0.001
Debt principal amount																	$ 168,000					$ 103,000
Debt discount																																																											5,189			19,093
Warrants to purchase | shares																	1,500,000					1,500,000
Restricted shares of common stock | shares																	1,250,000					1,000,000
Debt unamortized debt discount	$ 0							$ 19,093																																																	$ 0		$ 19,093			$ 0	$ 19,093	$ 19,093	$ 19,093
Stock issued for redemption, shares | shares							697,861
Cashless warrants							$ 27,914
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares							697,861
Cashless warrants							$ 27,914
Common Stock [Member]
Debt Instrument [Line Items]
Short-term note payable																																				$ 36,500
Shares issued | shares																													833,333					2,000,000	3,690,000	1,700,000	4,523,333																				36,283	44,213,053			4,523,333			43,762,272		174,250,000
Common stock, par value | $ / shares																																				$ 0.02
Accrued interest																																				$ 19,721
Individual Counterparty [Member]
Debt Instrument [Line Items]
Short-term note payable																																																																		$ 36,500					$ 50,000
Fixed fee amount																																																																							$ 3,500